<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		July 14, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Chartwell Investment Partners file number 028-06462
Columbia Partners file number 028-05386
Glenmede Trust Co file number 028-00126
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Tortoise Capital Advisors file number 028-11123
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    58015  8420143 SH       Sole                                    8420143
Albemarle Corp.                COM              012653101       32      466 SH       Sole                                        466
AT&T Inc.                      COM              00206R102      408    13000 SH       Sole                                      13000
Autonation Inc. Com            COM              05329W102    23470   641083 SH       Sole                                     641083
Auxilium Pharmaceuticals Inc.  COM                            2616   133483 SH       Sole                                     133483
Bank of America Corp           COM              060505104     5000   456217 SH       Sole                                     456217
Berkshire Hath Hld B           COM              846707024       77     1000 SH       Sole                                       1000
Berkshire Hathawy Cla A        COM              084990175     1393     1200 SH       Sole                                       1200
Bion Environmental Tech        COM              09061q307       46    18750 SH       Sole                                      18750
Bristol Myers Squibb Com       COM              110122108      106     3657 SH       Sole                                       3657
Carlyle Capital                COM              enb1vyv82        0    24000 SH       Sole                                      24000
Carolina Alliance Bank Spartan COM              14376r107      297    47500 SH       Sole                                      47500
Chevron Corp                   COM              166764100      126     1221 SH       Sole                                       1221
Citigroup Inc.                 COM              172967101      232     5562 SH       Sole                                       5562
Cyalume Tech Hldgs             COM              232429100     1200   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118       46   199006 SH       Sole                                     199006
Dominion Res Inc. New Va       COM              25746u109      273     5657 SH       Sole                                       5657
Dow Chemical Co                COM              260543103       72     2000 SH       Sole                                       2000
Du Pont E I De Nemours         COM              263534109      270     5000 SH       Sole                                       5000
Duke Energy Corp New           COM              26441C105     2548   135315 SH       Sole                                     135315
Eni S P A Sponsored Adr        COM              26874r108      238     5000 SH       Sole                                       5000
Exxon Mobil Corp               COM              30231G102       76      928 SH       Sole                                        928
General Electric               COM              369604103      565    29962 SH       Sole                                      29962
Heinz H J Co Com               COM              423074103      160     3000 SH       Sole                                       3000
Honeywell Intl Inc. Del        COM              438516106      167     2808 SH       Sole                                       2808
Intel Corp                     COM              458140100      158     7108 SH       Sole                                       7108
Intl Business Machines Corp    COM              459200101      211     1228 SH       Sole                                       1228
Johnson And Johnson Com        COM              478160104      344     5172 SH       Sole                                       5172
JP Morgan Chase & Co           COM              46625H100       25      600 SH       Sole                                        600
Kimberly Clark                 COM              494368103      179     2694 SH       Sole                                       2694
Kraft Foods Inc. Va Cl A       COM              50075n104      211     6000 SH       Sole                                       6000
Lorillard, Inc.                COM              544147101       54      500 SH       Sole                                        500
Mcdonalds Corp Com             COM              580135101      155     1835 SH       Sole                                       1835
Merck&Co Inc.                  COM              58933y105      145     4100 SH       Sole                                       4100
Microsoft Corp                 COM              594918104      170     6547 SH       Sole                                       6547
NextEra Energy, Inc.           COM              302571104    11492   200000 SH       Sole                                     200000
NFJ Dividend Interest & Premiu COM              65337h109     4975   263086 SH       Sole                                     263086
Norfolk Southern Corp          COM              655844108      225     3000 SH       Sole                                       3000
Parke Bancorp Inc.             COM              700885106      270    34843 SH       Sole                                      34843
Pepsico Inc.                   COM              713448108      223     3160 SH       Sole                                       3160
Pfizer Inc. Del                COM              717081103      440    21355 SH       Sole                                      21355
PPL Corporation                COM              69351t106      223     8000 SH       Sole                                       8000
Procter & Gamble Co            COM              742718109      273     4287 SH       Sole                                       4287
Psychemedics Corporation       COM              744375205     1819   191234 SH       Sole                                     191234
Republic Services Inc.         COM              760759100    15930   516377 SH       Sole                                     516377
Resaca Exploitation Inc        COM              76083g302      265   170738 SH       Sole                                     170738
Rstk Psychemedics Corp Com     COM              744375908     2766   290866 SH       Sole                                     290866
Spectra Energy Corp            COM              847560109     1852    67566 SH       Sole                                      67566
Swisher Hygiene, Inc.          COM              870808102       14     2439 SH       Sole                                       2439
Taser International, Inc.      COM              87651b104       68    15000 SH       Sole                                      15000
Team Health Holdings, Inc.     COM              87817a107     9198   408599 SH       Sole                                     408599
The Blackstone Group L.P.      COM              09253U108      497    30000 SH       Sole                                      30000
United Parcel Svc Cl B         COM              911312106      190     2600 SH       Sole                                       2600
Verizon Communicatns Inc.      COM              92343v104      262     7030 SH       Sole                                       7030
VMware Inc                     COM              928563402      401     4000 SH       Sole                                       4000
Vodafone Group PLC ADR         COM              92857w209      187     7000 SH       Sole                                       7000
Wal-Mart Stores Inc.           COM              931142103       40      747 SH       Sole                                        747
Waste Management Inc.          COM              94106L109      100     2691 SH       Sole                                       2691